Lease liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Lease liabilities
Schedule of remaining contractual maturities of the Group's lease liabilities

	As at June 30, 2022		As at June 30, 2023		As at December 31,2023
	Present		Present		Present
	value of the		value of the		value of the
	minimum lease	Total minimum	minimum lease	Total minimum	minimum lease	Total minimum
	payments	lease payments	payments	lease payments	payments	lease payments
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Within 1 year	257,997	263,332	328,933	334,778	447,319	457,747

After 1 year but within 2 years	176,047	188,172	251,844	259,948	373,712	403,679
After 2 years but within 5 years	188,031	215,398	227,048	260,188	350,181	399,187
After 5 years	28,990	39,421	77,909	110,215	74,093	102,502

	393,068	442,991	556,801	630,351	797,986	905,368

	651,065	706,323	885,734	965,129	1,245,305	1,363,115

Less: total future interest expenses		(55,258)		(79,395)		(117,810)

Present value of lease liabilities		651,065		885,734		1,245,305